Deposits and Other Current Assets, Net - Schedule of Deposits and Other Current Assets, Net (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Deposits and Other Current Assets, Net [Abstract]
Trade deposits		$ 530,691
Interest receivable	86,273
Tax recoverable	57,032	18,891
Other assets	29,077	779
Less: allowance for expected credit losses	(2)	(2)	$ (2)
Deposits and other current assets, net	$ 172,380	$ 550,359